Interest-bearing loans and borrowings - Bank loans (Details) € in Millions					1 Months Ended		9 Months Ended
	Nov. 07, 2023 USD ($) vessel credit_facility	Jun. 29, 2023 USD ($) ship	Jun. 21, 2022 USD ($) kPI	Apr. 07, 2021 USD ($) extension_option	Feb. 28, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 04, 2023	Oct. 09, 2023 USD ($) shareholder vessel agreement	Dec. 06, 2022 USD ($)	Jun. 07, 2022	Dec. 31, 2021 USD ($)	Dec. 02, 2021 USD ($)	Apr. 07, 2021 EUR (€)	Sep. 11, 2020 USD ($)	Dec. 30, 2019 T	Aug. 28, 2019 USD ($)	Sep. 07, 2018 USD ($)	Mar. 22, 2018 USD ($)	Apr. 25, 2017 USD ($)	Dec. 16, 2016 USD ($) ship	Aug. 19, 2015 USD ($) ship	Mar. 25, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional Value							$ 536,532,000	$ 93,607,000
Other borrowings (Note 16)							1,696,280,000	$ 930,713,000					$ 1,712,180,000
Number of interdependent agreements | agreement										3
TI Asia Ltd and TI Africa Ltd
Disclosure of detailed information about borrowings [line items]
Percentage of voting equity interests acquired			50.00%					50.00%				50.00%
24 VLCC tankers
Disclosure of detailed information about borrowings [line items]
Number of shareholders involved in transaction | shareholder										2
Number of vessels sold | vessel										24
Receivables from contracts with customers										$ 2,350,000,000
Secured vessels Revolving loan due 2022
Disclosure of detailed information about borrowings [line items]
Notional Value																							$ 750,000,000
Secured vessels Revolving loan due 2022 | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																							1.95%
Secured vessels Revolving loan due 2022 | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																							21
Secured vessels Revolving loan due 2022 | VLCC
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																							4
Secured vessels Revolving loan due 2023
Disclosure of detailed information about borrowings [line items]
Notional Value																						$ 409,500,000
Reduction of notional amount of debt					$ 16,300,000	$ 56,900,000	68,600,000
Secured vessels Revolving loan due 2023 | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																						11
Senior Secured Credit Facility Due January 31, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Notional Value																								$ 500,000,000
Senior Secured Credit Facility Due January 31, 2023 [Member] | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																								2.25%
Secured vessels Revolving loan due 2028
Disclosure of detailed information about borrowings [line items]
Notional Value								$ 377,000,000.0			$ 377,000,000											$ 377,000,000
Other borrowings (Note 16)							40,000,000	0
Facility size							288,276,000	$ 0
Secured vessels Revolving loan due 2028 | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								1.90%
Unsecured Revolving loan due 2026
Disclosure of detailed information about borrowings [line items]
Notional Value				$ 88,400,000											€ 80
Borrowings term				3 years
Number of extension options | extension_option				2
Extension period				1 year
Other borrowings (Note 16)							0	$ 0
Secured FSO loan due 2030
Disclosure of detailed information about borrowings [line items]
Notional Value			$ 150,000,000					150,000,000
Borrowings, adjustment to interest rate basis			2.15%
Borrowings term			7 years 9 months
Other borrowings (Note 16)							141,747,000	124,809,000
Borrowings, adjustment to interest rate basis, margin			0.10%
Number of sustainability KPIs | kPI			2
Facility size							141,747,000	$ 124,809,000
Secured FSO loan due 2030 | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.15%
$307 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Notional Value											307,000,000
$70.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Notional Value											70,000,000
Upsize term loan facility | Maximum
Disclosure of detailed information about borrowings [line items]
Notional Value											70,000,000
DNB Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional Value		$ 190,400,000
Borrowings term		12 years
DNB Credit Facility | VLCC
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship		1
DNB Credit Facility | Suezmax Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship		3
Refi Secured Vessels Loan
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 1,290,000,000
Other borrowings (Note 16)								$ 415,700,000
Number of credit facilities | credit_facility	3
Refi Secured Vessels Loan | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%
Refi Secured Vessels Loan | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.90%
Secured vessels loan Refi - Revolving loan 725.0M*
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 725,000,000							725,000,000.0
Borrowings term	5 years
Other borrowings (Note 16)							0	0
Number of newbuild vessels | vessel	4
Facility size							0	$ 725,000,000
Secured vessels loan Refi - Revolving loan 725.0M* | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.90%
Secured vessels loan Refi - Transition facility 375.0M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 375,000,000							$ 375,000,000.0
Borrowings term	18 months
Other borrowings (Note 16)							0	368,225,000
Facility size							0	$ 368,225,000
Secured vessels loan Refi - Transition facility 375.0M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.90%
Secured vessels loan Refi - Newbuild facility 190.0M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 190,000,000							$ 190,000,000.0
Borrowings term	5 years
Other borrowings (Note 16)							0	47,500,000
Facility size							0	$ 47,500,000
Secured vessels loan Refi - Newbuild facility 190.0M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.90%
Korean Export Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional Value																					$ 108,500,000
Senior Secured Loans
Disclosure of detailed information about borrowings [line items]
Notional Value																			$ 200,000,000
Senior Secured Loans | Ice Class Suezmax Vessels
Disclosure of detailed information about borrowings [line items]
Facility size																				$ 173,600,000
Secured vessels Revolving loan due 2026
Disclosure of detailed information about borrowings [line items]
Notional Value								$ 700,000,000.0										$ 700,000,000
Other borrowings (Note 16)							470,000,000	0
Facility size							553,480,000	$ 0
Secured vessels Revolving loan due 2026 | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								1.95%
$713.0 million facility
Disclosure of detailed information about borrowings [line items]
Notional Value								$ 713,000,000.0								$ 713,000,000
Other borrowings (Note 16)							350,756,000	0
Facility size							582,876,000	$ 0
$713.0 million facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.30%
$73.45 million facility - Cedar and Cypress
Disclosure of detailed information about borrowings [line items]
Notional Value								$ 73,450,000						$ 73,450,000
Other borrowings (Note 16)							71,155,000	0
Facility size							$ 71,155,000	$ 0
$73.45 million facility - Cedar and Cypress | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								1.80%
Nordea Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional Value											$ 447,000,000
Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)								$ 75,700,000
Sale and leaseback agreement | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									0.0435%
Sale and leaseback agreement | Vessels | Nautica
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T																	307,284